EVENTS AFTER THE BALANCE SHEET DATE (Details) $ in Thousands		12 Months Ended
	Apr. 23, 2018 USD ($) a shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)	Jul. 31, 2017 USD ($)	May 14, 2015 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Issue of equity		$ 67,499	$ 1,576
Borrowings		$ 191,750		$ 192,000
Borrowing capacity						$ 67,000
Production prepayment				$ 18,194	$ 30,000
Deferred financing			$ 4,708
Acquisition agreement | Eagle Ford
Disclosure of non-adjusting events after reporting period [line items]
Net acres | a	21,900
Cash consideration	$ 221,500
Ordinary shares issued | Eagle Ford
Disclosure of non-adjusting events after reporting period [line items]
Issue of equity	$ 260,000
Ordinary shares issued | Eagle Ford | Ordinary shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares	5,614,447,268
Refinanced debt facilities
Disclosure of non-adjusting events after reporting period [line items]
Repayment of borrowings	$ 192,000
Refinanced debt facilities | Eagle Ford
Disclosure of non-adjusting events after reporting period [line items]
Production prepayment	11,800
Refinanced debt facilities | Eagle Ford | Second lien term loan
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	250,000
Refinanced debt facilities | Eagle Ford | Syndicated revolving facility
Disclosure of non-adjusting events after reporting period [line items]
Borrowing capacity	87,500
Maximum borrowing capacity	$ 250,000